CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	$ 132,059	¥ 861,682	¥ 104,883
Accounts receivable, net of allowance of RMB316 and RMB156 (US$24) as of December 31, 2019 and 2020, respectively	11,949	77,965	20,118
Amounts due from related parties	49	322	867
Inventories, net	2,586	16,873	20,665
Prepayments and other current assets	9,903	64,619	16,529
Total current assets	156,546	1,021,461	163,062
Noncurrent assets
Property and equipment, net	979	6,390	2,487
Intangible assets, net	1,807	11,789	103
Operating lease right-of-use assets	999	6,521
Other noncurrent assets	121	784	2,663
Total noncurrent assets	3,906	25,484	5,253
Total assets	160,452	1,046,945	168,315
Current liabilities (including current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB182,764 and RMB385,822 (US$59,130) as of December 31, 2019 and 2020, respectively)
Accounts payable	3,303	21,551	10,302
Amounts due to related parties	74	485	69,431
Deferred revenue and customer advances	41,167	268,613	71,831
Accrued expenses and other current liabilities	16,403	107,029	31,200
Current lease liabilities	237	1,544
Total current liabilities	61,184	399,222	182,764
Non-current liabilities
Non-current operating lease liabilities	777	5,070
Total noncurrent liabilities	777	5,070
Total liabilities	61,961	404,292	182,764
Commitments and contingencies
MEZZANINE EQUITY
Contingently redeemable ordinary shares (par value of US$0.0001 per share, 11,318,619 shares issued and outstanding as of December 31, 2019; and nil share issued and outstanding as of December 31, 2020)			120,821
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	28	184	149
Additional paidin capital	160,966	1,050,304	213,079
Accumulated other comprehensive loss	(3,350)	(21,861)
Accumulated deficit	(59,153)	(385,974)	(348,498)
Total shareholders' equity (deficit)	98,491	642,653	(135,270)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	$ 160,452	¥ 1,046,945	¥ 168,315